Leases (Details) - Schedule of supplemental information related to leases	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating leases information
Weighted-average remaining lease term (years)	7 years 8 months 12 days	7 years 10 months 24 days	8 years 1 month 6 days
Weighted-average discount rate	13.40%	13.80%	13.30%